Income taxes (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Scientific research and experimental development	$ 2,640	$ 3,237
Investment in Sensible	855	0
Holdback receivable	688	199
Other	1,781	159
Non-capital losses	207	0
Total deferred tax assets	$ 6,171	$ 3,595